File No. 33-81926

File No. 811-08652

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X/

POST-EFFECTIVE AMENDMENT NO.  36

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 38  /X/

CROFT FUNDS CORPORATION

(Exact Name of Registrant as Specified in Charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Address of Principal Executive Offices, Zip Code)

Registrant’s Telephone Number, including Area Code (410) 576-0100

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and Address of Agent for Service)

Copies to:

JoAnn M. Strasser, Esquire

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH  43215

 It is proposed that this filing will become effective (check appropriate box)

 X  immediately upon filing pursuant to paragraph (b) of Rule 485

 __ on September 1, 2016  pursuant to paragraph (b) of Rule 485

 __  60 days after filing pursuant to paragraph (a) of Rule 485

 __  on (date) pursuant to paragraph (a) of Rule 485

 __ 75 days after filing pursuant to paragraph (a) of Rule 485

 If appropriate, check the following box:

 __ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and State of Maryland, on the 12th day of September, 2016.

CROFT FUNDS CORPORATION

By: /s/ Kent G. Croft

      Kent G. Croft, President and Director

Pursuant to the requirements of the Securities Act, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature                                           Title

*Charles J. McLaughlin                    Director

* Steven Tamasi                                Director

*By: /s/ Kent G. Croft

Date: September 12, 2016

Kent G. Croft

Attorney in fact

/s/ Kent G. Croft                                President/Principal

Kent G. Croft                                    Executive Officer and Director

Date: September 12, 2016

/s/ G. Russell Croft                            Director

G. Russell Croft

Date: September 12, 2016

/s/ Philip N. Vong                             Treasurer/Principal Financial

Date: September 12, 2016

Philip N. Vong                                  Officer/Principal Accounting Officer

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase